TAXATION	12 Months Ended
Dec. 31, 2017
TAXATION
TAXATION
13. TAXATION

(a) PRC VAT

The Company is subject to 17% VAT for revenues from car rental services, 11% VAT for the revenues from designated driving services and 6% VAT for qualified management services, respectively. Furthermore, a 3% simplified VAT rate is applied for the rental services provided by an entity or branch who are small-scale VAT payers.

The qualified VAT input credits generated from purchases of vehicles and other property and equipment can be credited against VAT payable relating to taxable revenues.

(b) Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains in Cayman Islands. Additionally, upon payments of dividends to shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% since January 1, 2010. Operations in Hong Kong have incurred net accumulated operating losses for income tax purposes and no income tax provisions are recorded for the periods presented.

PRC

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FlEs”) and domestic companies would be subject to EIT at a uniform statutory rate of 25%, unless CIT preferential treatment is eligible. The EIT law became effective on January 1, 2008.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006 (the “China-HK DTA”), dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5%, provided the HK immediate holding company owns directly at least 25% of the shares of the FIE and is qualified for beneficial owner status according to the China tax rules and China-HK DTA .

All FIEs are subject to the withholding tax from January 1, 2008. Under U.S. GAAP, undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. The presumption may be overcome if the Company has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely. The Company did not record any dividend withholding taxes, and the Company has not provided any other taxes in relation to outside basis differences, as it has no retained earnings for any of the periods presented.

In accordance with PRC tax regulations, the Company provided RMB83,103,026 (US$13,587,500) of income tax expense for the gain realized from the disposal of a cost method investment in 2015. The gain (Note 7) arose from the indirect sale of an investment in Xiaoju Kuaizhi Inc., a PRC tax resident enterprise when Eagle Legend Global Limited transferred equity of its wholly-owned subsidiary, Elite Plus. According to Circular 7 issued by the State Administration of Taxation of the PRC on February 3, 2015, if a non-PRC resident enterprise (such as the Company) indirectly transfers PRC taxable properties (including equity investment in a PRC tax resident) without a reasonable business purpose, by disposing of an equity interest of an overseas holding company, such indirect transfer of PRC taxable properties should be re-characterized as direct transfer of PRC taxable properties. And, therefore, the gains derived from such indirect transfer may be subject to the PRC withholding tax at a rate of up to 10%. As Circular 7 was promulgated recently, it is not clear how it will be implemented; however, the Company’s disposal transaction appears to be a taxable event under Circular 7. In light of this uncertainty, the Company accrued for withholding tax at the statutory rate of 10% on the realized gain. In 2016, the Company provided remaining income taxes of RMB 1,881,456 (US$ 270,986) as a true up for the gain realized from the disposal of the cost method according to PRC tax regulation.

Pre-tax income

The following table sets forth the components of pre-tax income:

	For the years ended December 31,
	2015	2016	2017
Pre-tax income from domestic (PRC) entities	5,669,944	248,923,620	261,743,051
Pre-tax income (loss) from foreign (non-PRC) entities	778,156,851	(209,177,533)	(92,151,762)
Total pre-tax income	783,826,795	39,746,087	169,591,289

During the year ended December 31, 2015, the Company’s pre-tax income attributable to non-PRC entities mainly resulted from the gain on sale of its investment in Xiaoju Kuaizhi Inc., as discussed in the foregoing paragraph. During the year ended December 31, 2016 and 2017, the Company’s pre-tax loss from non-PRC entities mainly resulted from the interest expenses related to senior notes issued.

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income during the years ended December 31, 2015, 2016 and 2017 are as follows:

	For the years ended December 31,
	2015	2016	2017
Current income tax expense
Domestic (PRC) entities	1,408,703	3,049,504	1,152,383
Foreign (non-PRC) entities	-	-	-
Total	1,408,703	3,049,504	1,152,383
Deferred income tax expense
Domestic (PRC) entities	-	(2,489,648)	29,066,413
Foreign (non-PRC) entities	-	-	-
Total	-	(2,489,648)	29,066,413
Income tax expense (excluding withholding tax)
Domestic (PRC) entities	1,408,703	559,855	30,218,796

Withholding tax
Foreign (non-PRC) entities	86,079,287	6,051,116	17,156,250

Total income tax expense	87,487,990	6,610,971	47,375,046

Reconciliation of the differences between statutory tax rate and the effective tax rate

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	For the Years Ended December 31,
	2015	2016	2017
Statutory income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	(26.0)%	90.8%	13.3%
Withholding tax	10.6%	15.2%	10.1%
Permanent differences	0.1%	(17.1)%	0.9%
Change in valuation allowance	1.1%	(97.5)%	(21.2)%
Tax holiday	—	0.2%	(0.2)%
Other	0.4%	—	—
Effective tax rate	11.2%	16.6%	27.9%

For the year ended December 31, 2016, the Group’s effective tax rates increase was primarily attributable to the impact of the interest expenses of the syndicated loan, 2018 Senior Notes and foreign exchange loss recorded on certain subsidiaries with preferential tax rates, which led to the increase in effective tax rate of 116.8%. For the year ended December 31, 2017, the effective tax rate increase was mainly due to less utilization of net operating loss carry forwards, for which valuation allowance was provided in prior year, leading to the increase in effective tax rate of 76.3%.

Deferred tax assets

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2016	2017*
Current*
Deferred tax assets:
Accrued payroll and other expenses	598,246	-
Allowance for doubtful accounts	2,289,830	-
Deferred government grant income	2,151,411	-
Others	11,950	-
Less: valuation allowance	(3,211,464)	-
Total current deferred tax assets, net	1,839,973	-

Non-current
Deferred tax assets:
Accrued payroll and other expenses	-	38,886,321
Allowance for doubtful accounts	-	3,611,931
Net operating loss carry forwards	55,724,899	40,279,987
Less: valuation allowance	(35,963,269)	(3,143,454)
Total non-current deferred tax assets, net	19,761,630	79,634,785

Deferred tax liabilities,
Temporary difference on property and equipment	19,111,955	90,793,841
Deferred revenue	-	15,417,709
Recognition of intangible assets arisen from business combination	1,061,542	1,061,542
Total non-current deferred tax liability	20,173,497	107,273,092

Classification in the consolidated balance sheets:

	As of December 31,
	2016	2017*

Current deferred tax assets, net*	1,839,973	-
Non-current deferred tax assets, net	649,675	-
Non-current deferred tax liability, net	1,061,542	27,638,307

* The Company has adopted ASU 2015-17 prospectively since January 1, 2017.

Movement of valuation allowance

	2015	2016	2017

Balance at beginning of the year	89,697,127	89,738,490	39,174,733
Additions in current year	25,374,784	3,128,771	456,508
Reversals in current year	(25,210,766)	(53,692,038)	(36,482,572)
Expirations in current year	(122,655)	(490)	(5,215)
Balance at the end of the year	89,738,490	39,174,733	3,143,454

As of December 31, 2015 and 2016, the Company had net operating loss carry forwards of approximately RMB300,376,325 and RMB341,922,125, respectively, of which substantially all arose from its PRC subsidiaries. As of December 31, 2017, the Company had net operating loss carry forwards of approximately RMB167,597,369, which mainly arose from its PRC subsidiaries and to a less extent from its HK subsidiaries. The carry forward period for net operating losses under the EIT law is five years for the PRC subsidiaries. The net operating loss carry forwards will expire in varying amounts between 2018 and 2022 if not utilized. Other than the expiration, there are no other limitations or restrictions upon the Company’s ability to use the operating loss carry forwards.

A valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future or before their expiration. Establishment and removal of a valuation allowance requires management to consider all positive and negative evidence and to make a judgmental decision regarding the amount of valuation allowance required as of a reporting date. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. In the evaluations, management considers all available evidence, both positive and negative, including but not limited to the following:

•	Positive results from continuing operations before income taxes;
•	Recent history of generating taxable income which has allowed for the utilization of tax credit carryforwards;
•	The three year comprehensive cumulative profitability position;

For the year ended December 31, 2015, the reversal of valuation allowance was all related to the utilization of net operating loss carry forwards for which full valuation allowances was provided in prior years.

For the year ended December 31, 2016, certain valuation allowance were reversed in 2016 when those entities generated sufficient taxable income and are forecasted to continue to be profitable, which management determined provided sufficient positive evidence as of December 31, 2016 to utilize the deferred tax assets.

As of December 31, 2017, valuation allowance of RMB3,143,454 were provided on certain deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not be realized in the foreseeable future, of which substantially all arose from its HK subsidiaries. Valuation allowance related to the Company’s PRC subsidiaries were reversed in 2017 when those entities generated sufficient taxable income and are forecasted to continue to be profitable, which management determined provided sufficient positive evidence as of December 31, 2017 to utilize the deferred tax assets.

If events occur in the future that prevent these entities from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. Management will continue to evaluate the ability to realize the Company’s net deferred tax assets and the remaining valuation allowance.

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2016 and 2017, the Company did not have any significant uncertain tax positions leading to liabilities for unrecognized tax benefits. Interest and penalties related to uncertain tax positions, if any, are included in provision for income taxes.